Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)	Feb. 11, 2021	Dec. 24, 2020
Operating Lease, Right-of-Use Asset	$ 15,855	$ 0
Operating Lease, Liability, Current	$ 5,400
Number of Reporting Units	1
Goodwill, Impairment Loss	$ 0
Goodwill, Ending Balance	$ 18,904	0
Finite-Lived Intangible Asset, Useful Life (Year)	7 years 7 months 6 days
Cash	$ 10,800	9,300
Prepaid Expense	7,100	5,700
Tangible Asset Impairment Charges, Total	0	0	$ 0
Capitalized Contract Cost, Impairment Loss	0	0	0
Capitalized Contract Cost, Amortization	13,400	9,500	10,500
Capitalized Contract Cost, Net, Total	48,553	38,926	31,943
Capitalized Computer Software, Net, Ending Balance	0	0
Revenue from Contract with Customer, Excluding Assessed Tax	232,339	191,909	151,533
Contract with Customer, Liability, Total	101,490	$ 82,332	74,688
Contract with Customer, Liability, Revenue Recognized	$ 72,300
AvePoint EduTech PTE. LTD. [Member]
Noncontrolling Interest, Ownership Percentage by Parent	73.82%	76.09%			76.09%	77.78%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					23.91%	22.22%
AvePoint EduTech PTE. LTD. [Member] | AEPL PTE. LTD. [Member]
Investment Owned, at Cost	$ 8,300
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	23.20%	23.91%
AvePoint EduTech PTE. LTD. [Member] | I-Access Solutions Pte. Ltd. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	2.98%
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2018 2019 2020 2021
State and Local Jurisdiction [Member]
Open Tax Year	2018 2019 2020 2021
Foreign Tax Authority [Member]
Open Tax Year	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 57,214	$ 50,970	38,949
Revenue, Remaining Performance Obligation, Amount	186,300
SaaS [Member
Revenue from Contract with Customer, Excluding Assessed Tax	117,180	85,580	52,074
Revenue, Remaining Performance Obligation, Amount	237,800
Transferred at Point in Time [Member] | Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 40,000	39,700	32,400
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Building [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Software Development Sold to Customers [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Other Nonoperating Income (Expense) [Member]
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 100	$ (900)	$ (600)
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 13,900
Deferred Rent Credit				600
Operating Lease, Liability, Total				14,500
Operating Lease, Liability, Current				$ 3,600